(2) Significant Accounting Policies: Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Equipment, software and tooling	$ 2,000,340	$ 1,981,936
Automobiles	33,466	33,466
Leasehold Improvements, Gross	127,162	127,287
Furniture And Fixtures	247,218	252,951
Property, Plant and Equipment, Gross	2,408,186	2,395,640
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(2,055,798)	(1,889,041)
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively	352,388	677,493	1,086,633
Scenario, Previously Reported
Equipment, software and tooling		2,409,031	2,390,329
Automobiles		372,339	398,890
Building			377,555
Leasehold Improvements, Gross		134,941	132,820
Furniture And Fixtures		323,505	317,630
Property, Plant and Equipment, Gross		3,239,816	3,617,224
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(2,562,323)	(2,530,591)
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively		$ 677,493	$ 1,086,633